Merger - Narrative (Details)				1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2022 shares	Jan. 26, 2022 USD ($) $ / shares shares	Jan. 10, 2022 USD ($) shares	Jan. 26, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares
Business Acquisition [Line Items]
Stock-based compensation expense				$ 23,705,000	$ 7,700,000	$ 55,512,000	$ 21,235,000
Selling, general, and administrative				15,665,000		50,831,000	$ 54,307,000
Allocation and payment from the actual savings							85.00%
Determined fair value of obligations under agreement							$ 0
Restricted Stock Units
Business Acquisition [Line Items]
Forfeited (in shares) | shares							2,414,000
Stock-based compensation expense				23,700,000	12,700,000	$ 23,600,000	$ 6,600,000
Business Combination Agreement
Business Acquisition [Line Items]
Cash consideration		$ 440,155,000
Equity		411,453,000
Total consideration attributable to non-controlling interest		$ 198,691,000		$ 198,691,000
Stock-based compensation expense					7,700,000
Selling, general, and administrative					$ 700,000
Business Combination Agreement | Restricted Stock Units
Business Acquisition [Line Items]
Business acquisition, share price (in dollars per share) | $ / shares							$ 10.00
Business Combination Agreement | Cannae | Financial Standby Letter of Credit
Business Acquisition [Line Items]
Backstop agreement, subscription for number of shares to be redeemed (in shares) | shares		25,000,000.0		25,000,000.0
Subscription redemption amount		$ 250,000,000.0		$ 250,000,000.0
Aggregate commitment redemption value		$ 246,500,000		$ 246,500,000
Backstop shares received (in shares) | shares		24,600,000
Business Combination Agreement | Trebia Acquisition Corporation
Business Acquisition [Line Items]
Forward purchase liability			$ 25,300,000
Business Combination Agreement | Class A common stock
Business Acquisition [Line Items]
Equity		$ 610,100,000
Business acquisition, share price (in dollars per share) | $ / shares		$ 10.00		$ 10.00
Lock-up period, discount rate (in percent)		10.00%		10.00%
Convertible exchange ratio		1		1	1
Business Combination Agreement | Class A common stock | Cannae
Business Acquisition [Line Items]
Share issued (in shares) | shares	2,500,000
Business Combination Agreement | Class C common stock
Business Acquisition [Line Items]
Business acquisition, share price (in dollars per share) | $ / shares		$ 10.00		$ 10.00
Lock-up period, discount rate (in percent)		10.00%		10.00%
Business Combination Agreement | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition, share price (in dollars per share) | $ / shares		$ 10.00		$ 10.00
Lock-up period, discount rate (in percent)		10.00%		10.00%
Issuance of common stock in connection with the acquisition of business (in shares) | shares		22,100,000
Business Combination Agreement | Common Class B [Member] | Trebia Acquisition Corporation
Business Acquisition [Line Items]
Forfeited (in shares) | shares					900,000
Business Combination Agreement | Common Class B [Member] | Trebia Acquisition Corporation | Restricted Stock
Business Acquisition [Line Items]
Share issued (in shares) | shares							1,500,000
Business Combination Agreement | Common Class B [Member] | Trebia Acquisition Corporation | Amended And Restated Backstop Facility Agreement
Business Acquisition [Line Items]
Forfeited (in shares) | shares	2,500,000		2,600,000
Business Combination Agreement | Class D common stock | Restricted Stock
Business Acquisition [Line Items]
Share issued (in shares) | shares							1,500,000
Business Combination Agreement | Class D common stock | Restricted Stock Units
Business Acquisition [Line Items]
Share issued (in shares) | shares							1,500,000